Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Tax Payable [Abstract]
VAT tax payable	$ 71,777	$ 15,579
Income tax payable	70
Other taxes payable	15,750	55,583
Total	$ 87,597	$ 71,162